Financial risk management - Liquidity risk (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Financial liabilities	€ 259,645	€ 214,444	€ 91,784
Tranche III, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Maximum proceeds from exercise of warrants	116,000
Accrued interest payable on loans | Finance contract with European Investment Bank
Disclosure of detailed information about borrowings [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,400
Financial liabilities	5,900
Royalty certificates liabilities
Disclosure of detailed information about borrowings [line items]
Financial liabilities	51,645	29,207	6,327
Trade payables
Disclosure of detailed information about borrowings [line items]
Financial liabilities	26,017	32,862	37,679
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Non-derivative financial liabilities, undiscounted cash flows	64,812	39,183	31,422
Less than 1 year | Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Non-derivative financial liabilities, undiscounted cash flows	33,429	3,275	3,011
Less than 1 year | Accrued interest payable on loans
Disclosure of detailed information about borrowings [line items]
Non-derivative financial liabilities, undiscounted cash flows	597	73	82
Less than 1 year | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,031	2,642	1,388
Less than 1 year | Trade payables
Disclosure of detailed information about borrowings [line items]
Non-derivative financial liabilities, undiscounted cash flows	26,017	32,862	26,918
Less than 1 year | Other miscellaneous payables
Disclosure of detailed information about borrowings [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,738	331	23
Between 1 and 3 years
Disclosure of detailed information about borrowings [line items]
Non-derivative financial liabilities, undiscounted cash flows	38,211	61,564	24,392
Between 1 and 3 years | Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Non-derivative financial liabilities, undiscounted cash flows	29,197	57,418	18,774
Between 1 and 3 years | Accrued interest payable on loans
Disclosure of detailed information about borrowings [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,867	1,816	3,636
Between 1 and 3 years | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Non-derivative financial liabilities, undiscounted cash flows	661	2,330	1,982
Between 1 and 3 years | Royalty certificates liabilities
Disclosure of detailed information about borrowings [line items]
Non-derivative financial liabilities, undiscounted cash flows	6,485
Between 3 and 5 years
Disclosure of detailed information about borrowings [line items]
Non-derivative financial liabilities, undiscounted cash flows	46,707	2,006	32,919
Between 3 and 5 years | Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,558	2,002	29,447
Between 3 and 5 years | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Non-derivative financial liabilities, undiscounted cash flows		4
Between 3 and 5 years | Royalty certificates liabilities
Disclosure of detailed information about borrowings [line items]
Non-derivative financial liabilities, undiscounted cash flows	45,150		3,472
More than 5 years
Disclosure of detailed information about borrowings [line items]
Non-derivative financial liabilities, undiscounted cash flows	485,206	423,140	55,113
More than 5 years | Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Non-derivative financial liabilities, undiscounted cash flows		668	1,558
More than 5 years | Royalty certificates liabilities
Disclosure of detailed information about borrowings [line items]
Non-derivative financial liabilities, undiscounted cash flows	€ 485,206	€ 422,472	€ 53,556